Commitments and Contingencies (Details) - Schedule of Binomial/Lattice Model for the Investor Shares - $ / shares	Jan. 03, 2024	Sep. 30, 2023
Schedule of Binomial/Lattice Model for the Investor Shares [Abstract]
Risk-free interest rate	3.90%	4.60%
Term (in years)	5 years	5 years 1 month 6 days
Probability of de-SPAC	20.00%
Volatility		10.00%
Exercise price	$ 11.5	$ 11.5
Public Warrant Price	$ 0.053
Asset Price		$ 10.46